Debt	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Debt	Debt
As of June 30, 2023, the principal amount of our outstanding indebtedness totaled $46.5 billion, which excluded debt issuance costs, debt discounts and debt premium of $256 million, and our undrawn lines of credit were $11.3 billion, availability of which is subject to certain conditions, including compliance with certain financial covenants. As of June 30, 2023, we remained in compliance with the financial covenants across our various debt obligations.
The following table provides a summary of our indebtedness as of June 30, 2023 and December 31, 2022:

	June 30, 2023						December 31, 2022
Debt obligation	Collateral (number of aircraft and helicopters)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (a)	Maturity	Amount outstanding
Unsecured
AerCap Trust (b) & AICDC (c) Notes		$32,100,000	$—	$32,100,000	3.06%	2041	$32,700,000
Revolving credit facilities (d)		9,300,000	9,300,000	—	—	2027	—
Other unsecured debt		2,124,500	—	2,124,500	6.58%	2026	2,010,500
TOTAL UNSECURED		$43,524,500	$9,300,000	$34,224,500			$34,710,500
Secured
Export credit facilities (e)	36	953,844	—	953,844	2.12%	2033	1,058,269
Institutional secured term loans & secured portfolio loans	270	8,277,116	710,500	7,566,616	6.07%	2032	7,499,339
AerFunding Revolving Credit Facility	39	2,075,000	991,231	1,083,769	7.20%	2027	717,558
Other secured debt (f)	14	727,467	295,569	431,898	5.58%	2039	537,232
Fair value adjustment		—	—	1,459			1,778
TOTAL SECURED		$12,033,427	$1,997,300	$10,037,586			$9,814,176
Subordinated
Subordinated Notes		2,250,000	—	2,250,000	6.59%	2079	2,250,000
Subordinated debt issued by VIEs		—	—	—	—	—	27,219
Fair value adjustment		—	—	—			(212)
TOTAL SUBORDINATED		$2,250,000	$—	$2,250,000			$2,277,007
Debt issuance costs, debt discounts and debt premium				(256,243)			(268,723)
	359	$57,807,927	$11,297,300	$46,255,843			$46,532,960

(a)The weighted average interest rate for our floating rate debt of $9.8 billion is calculated based on the applicable U.S. dollar LIBOR or SOFR rate, as applicable, as of the most recent interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate interest alternatives.
(b)AerCap Global Aviation Trust, a Delaware Statutory Trust (“AerCap Trust”).
(c)AerCap Ireland Capital Designated Activity Company, a designated activity company with limited liability incorporated under the laws of Ireland (“AICDC”).
(d)Asia Revolver and Citi Revolvers (the “Revolving credit facilities”).
(e)An additional $0.8 billion of commitment has been approved by the Export Credit Agencies, subject to customary conditions at drawdown.
(f)In addition to the 14 aircraft, 68 engines are pledged as collateral.
Additional details of the principal terms of our indebtedness can be found in our Annual Report on Form 20-F for the year ended December 31, 2022, filed with the SEC on March 2, 2023. The material changes to our indebtedness since the filing of that report, except for scheduled repayments, are described below.
Revolving credit facilities
In March 2014, AICDC entered into a senior unsecured revolving credit facility (the “Citi Revolver I”) which was subsequently upsized and amended. In February 2023, AICDC extended the Citi Revolver I, extending its maturity to February 2027.
In March 2021, AerCap and AICDC entered into a $4.35 billion unsecured revolving credit agreement (the “Citi Revolver II”). In 2021, the Citi Revolver I was amended such that the terms of both the Citi Revolver I and the Citi Revolver II are the same (the “Citi Revolvers”). In February 2023, the terms of the Citi Revolvers were amended to replace LIBOR with Term SOFR as the relevant reference rate.
Secured portfolio loans
In March 2023, we entered into a $900 million secured facility agreement with a syndicate of lenders and Crédit Agricole Corporate and Investment Bank, as administrative agent, and a maturity of November 29, 2030.
AerCap Trust and AICDC Notes
In February 2023, AerCap Trust and AICDC completed the redemption of all $600 million outstanding aggregate principal amount of their 4.125% Senior Notes due 2023.
In June 2023, AerCap Trust and AICDC co-issued $1 billion aggregate principal amount of 5.75% senior unsecured notes due 2028.
In June 2023, AerCap Trust and AICDC redeemed $1 billion aggregate principal amount of their then-outstanding $1.25 billion aggregate principal amount of 4.50% Senior Notes due 2023